Critical accounting judgments and key sources of estimation uncertainty (Details) $ / shares in Units, £ in Millions						12 Months Ended
	May 27, 2025 D	Jan. 24, 2025 USD ($) D $ / shares shares	Jan. 24, 2025 GBP (£) D shares	Dec. 23, 2024 USD ($) $ / shares shares	Dec. 23, 2024 GBP (£) shares	Dec. 31, 2025 $ / shares shares	Dec. 15, 2021 USD ($) shares
Critical accounting judgements and key sources of estimation uncertainty
Number of shares issued | shares						32,060,106
Share Price | $ / shares		$ 5.6
Convertible senior secured notes
Critical accounting judgements and key sources of estimation uncertainty
Ordinary shares | shares				47,343,585	47,343,585
Market value per share | $ / shares				$ 7.42
Convertible senior secured notes | Mudrick capital
Critical accounting judgements and key sources of estimation uncertainty
Cash interest rate				10.00%
Borrowings, paid in kind interest rate				12.00%
Conversion rate | shares							9.09091
Convertible senior secured notes principal amount, per instrument | $							$ 1,000
First half of principal amount | Convertible senior secured notes
Critical accounting judgements and key sources of estimation uncertainty
Conversion price (Per share price) | $ / shares				$ 2.75
Principal amount				$ 130,000,000	£ 104
First half of principal amount | Convertible senior secured notes | Mudrick capital
Critical accounting judgements and key sources of estimation uncertainty
Conversion price (Per share price) | $ / shares				$ 2.75
Conversion rate | shares				363.636
Convertible senior secured notes principal amount, per instrument | $				$ 1,000
Remaining half of principal amount | Convertible senior secured notes | Mudrick capital
Critical accounting judgements and key sources of estimation uncertainty
Conversion price (Per share price) | $ / shares				$ 3.5
Conversion rate | shares				285.714
Convertible senior secured notes principal amount, per instrument | $				$ 1,000
Tranche A Warrant
Critical accounting judgements and key sources of estimation uncertainty
Number of days volume weighted average calculated | D	10	10	10
Minimum percentage of warrant exercise price	103.00%	103.00%	103.00%
Warrants expiration period		5 years	5 years
Measurement term of share price after public disclosure of successful wing-borne flight to determine warrants expiration	30 days	30 days	30 days
Exercise price per share | $ / shares		$ 6				$ 6
Value per warrant | $ / shares		$ 2.29
Tranche B Warrant
Critical accounting judgements and key sources of estimation uncertainty
Warrants expiration period		5 years	5 years
Exercise price per share | $ / shares		$ 7.5
Value per warrant | $ / shares		$ 3.61
January 2025 offering
Critical accounting judgements and key sources of estimation uncertainty
Number of shares issued | shares		15,000,000	15,000,000			15,000,000
Gross Proceeds		$ 90,000,000	£ 72
January 2025 offering | Tranche A Warrant
Critical accounting judgements and key sources of estimation uncertainty
Number of shares issued | shares						50,000
Number of warrants issued | shares		7,500,000	7,500,000
January 2025 offering | Tranche B Warrant
Critical accounting judgements and key sources of estimation uncertainty
Number of warrants issued | shares		7,500,000	7,500,000
Maximum | Tranche A Warrant
Critical accounting judgements and key sources of estimation uncertainty
Warrants expiration period		5 years	5 years